Summary of Significant Accounting Policies: Investments (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Investments

Investments

Debt securities: Investments in debt securities are classified as available-for-sale and are carried at fair value. A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company's anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related components. The credit portion of the other-than-temporary impairment (“OTTI”) is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in net realized investment gains, with the remainder of the loss amount recognized in other comprehensive loss. If the Company intends to sell or it is more likely than not that the Company will be required to sell before anticipated recovery in value, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the intent and ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

Unrealized gains and losses on investments in debt securities, net of deferred federal income taxes, are included in accumulated other comprehensive income (loss) as a separate component of stockholder’s equity.

Policy loans: The Company allocated $1,421 and $1,540 of policy loans to CMFG Life as of September 30, 2018 and December 31, 2017, respectively, as payment related to the 2012 reinsurance agreement and the 2015 amendment (See Note 7). As a result of the 2015 amendment, all policy loans are allocated to CMFG Life.

Net investment income:  Interest income related to mortgage-backed and other structured securities is recognized on an accrual basis using a constant effective yield method, based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and such adjustments are reflected in net investment income. Prepayment assumptions for loan-backed bonds and structured securities are based on industry averages or internal estimates. Interest income related to non-structured securities is recognized on an accrual basis using a constant effective yield method. Discounts and premiums on debt securities are amortized over the estimated lives of the respective securities on an effective yield basis.

Net realized gains and losses:  Realized gains and losses on the sale of investments are determined on a specific identification basis and are recorded on the trade date.